Product Warranty Liabilities	12 Months Ended
Dec. 31, 2022
Product Warranties Disclosures [Abstract]
Product Warranty Liabilities

8. Product Warranty Liabilities

The table presented below is a summary of the changes in the Company’s product warranty liabilities:

	December 31,
(in thousands)	2022	2021
Balance at January 1	$3,393	$2,617
Usage and current warranty expenses	(191)	(202)
Accruals for warranties	1,149	978
Balance at December 31	4,351	3,393
Less: current portion	(392)	(179)
Warranty liability, net of current portion	$3,959	$3,214